Vanguard® Managed Allocation Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (31.6%)
Vanguard Total Stock Market Index Fund Investor Shares	1,821,071	182,963
Vanguard Small-Cap Value Index Fund Admiral Shares	1,083,517	76,984
Vanguard Value Index Fund Investor Shares	1,260,276	64,577
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,150,799	45,905
Vanguard High Dividend Yield Index Fund Admiral Shares	1,296,817	39,475
		409,904
Global Stock Fund (2.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,299,350	32,421
International Stock Funds (26.5%)
Vanguard Total International Stock Index Fund Investor Shares	15,499,626	311,852
Vanguard Emerging Markets Stock Index Fund Investor Shares	982,644	32,280
		344,132
U.S. Bond Fund (11.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	13,546,234	148,873
International Bond Funds (7.0%)
Vanguard Total International Bond Index Fund Investor Shares	4,501,177	51,313
Vanguard Emerging Markets Bond Fund Investor Shares	3,331,771	38,849
		90,162
Alternative Funds (20.9%)
Vanguard Alternative Strategies Fund Investor Shares	6,171,417	104,173
Vanguard Commodity Strategy Fund Admiral Shares	3,523,228	101,469
Vanguard Market Neutral Fund Investor Shares	6,881,258	65,854
		271,496
Total Investment Companies (Cost $999,299)		1,296,988
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.081% (Cost $666)	6,661	666
Total Investments (100.0%) (Cost $999,965)		1,297,654
Other Assets and Liabilities—Net (0.0%)		(565)
Net Assets (100%)		1,297,089
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Alternative Strategies Fund	129,560	2,200	27,036	(4,910)	4,359	—	—	104,173
Vanguard Commodity Strategy Fund	100,104	8,634	14,490	1,722	5,499	—	—	101,469
Vanguard Dividend Appreciation Index Fund	39,311	6,639	1,746	115	1,586	139	—	45,905
Vanguard Emerging Markets Bond Fund	32,872	8,050	500	(2)	(1,571)	237	—	38,849
Vanguard Emerging Markets Stock Index Fund	26,040	7,134	1,736	572	270	22	—	32,280
Vanguard Global Minimum Volatility Fund	32,525	—	1,119	320	695	—	—	32,421
Vanguard High Dividend Yield Index Fund	39,358	262	4,041	614	3,282	262	—	39,475
Vanguard Market Liquidity Fund	8,214	NA1	NA1	—	—	—	—	666
Vanguard Market Neutral Fund Investor Shares	75,602	—	14,872	(583)	5,707	—	—	65,854
Vanguard Small-Cap Value Index Fund	64,892	12,794	10,457	2,249	7,506	295	—	76,984

		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Total Bond Market II Index Fund	149,786	8,948	3,705	(43)	(6,113)	658	46	148,873
Vanguard Total International Bond Index Fund	52,349	1,777	1,500	193	(1,506)	109	—	51,313
Vanguard Total International Stock Index Fund	310,391	10,475	20,678	4,177	7,487	700	—	311,852
Vanguard Total Stock Market Index Fund	182,717	1,688	12,321	7,435	3,444	547	—	182,963
Vanguard Value Index Fund	65,614	336	7,890	2,363	4,154	336	—	64,577
Total	1,309,335	68,937	122,091	14,222	34,799	3,305	46	1,297,654
1	Not applicable—purchases and sales are for temporary cash investment purposes.